Trade and Other Payables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other payables [line items]
Trade and other current payables	£ 16,263	£ 17,554
Revenue recognized in deferred income	85	29
Customer return and rebate accruals	6,627	6,322
Interest accrued on financial liabilities at amortized cost	207	244
Estimated rebates, discounts or allowances payable to customers [member] | US Pharmaceuticals and vaccines [member]
Disclosure of trade and other payables [line items]
Customer return and rebate accruals	5,717	5,044
Associates and joint ventures [member]
Disclosure of trade and other payables [line items]
Trade and other current payables	£ 0	£ 0